GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Goodwill	$ 1,554	$ 1,152
Construction services
Disclosure of operating segments [line items]
Goodwill	789	743
Business services
Disclosure of operating segments [line items]
Goodwill	579	238
Industrial operations
Disclosure of operating segments [line items]
Goodwill	$ 186	$ 171